Prospectus [Line Items]
Risk/Return [Heading]	SGA INTERNATIONAL SMALL CAP EQUITY FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The SGA International Small Cap Equity Fund (the "International Small Cap Equity Fund" or the "Fund") seeks total return, consisting of current income and long-term capital appreciation.
Expense [Heading]	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENTS)
Shareholder Fees [Table]
Shareholder Fees	SGA INTERNATIONAL SMALL CAP EQUITY FUND
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)	2.00%

Operating Expenses Caption [Text]	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - SGA INTERNATIONAL SMALL CAP EQUITY FUND		Investor Shares	Institutional Shares
Management Fees		1.15%	1.15%
Distribution and/or Service (12b-1) Fees		0.25%	none
Shareholder Servicing Fee		0.25%	none
Other Expenses		1.49%	1.24%
Other Operating Expenses	[1]	1.24%	1.24%
Total Annual Fund Operating Expenses		2.89%	2.39%
Less Fee Reductions and/or Expense Reimbursements		(1.49%)	(1.24%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[2]	1.40%	1.15%
[1]	Other Operating Expenses are based on estimated amounts for the current fiscal year.
[2]	Strategic Global Advisors, LLC ("SGA" or the "Adviser") has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, 12b-1 Fees, acquired fund fees and expenses and non-routine expenses (collectively, "excluded expenses")) from exceeding 1.15% of the average daily net assets of the Fund's Institutional Shares and Investor Shares until November 30, 2017 (the "contractual expense limit"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recover all or a portion of its prior fee waivers or expense reimbursements made during the preceding three year period during which this agreement was in place. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund III (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2017.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - SGA INTERNATIONAL SMALL CAP EQUITY FUND - USD ($)	1 Year	3 Years
Investor Shares	143	729
Institutional Shares	117	606

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-capitalization companies. This investment policy can be changed by the Fund upon 60 days' prior written notice to shareholders. For purposes of the Fund's 80% investment policy, equity securities include, but are not limited to, (i) common stocks, (ii) preferred stocks, (iii) convertible securities, (iv) real estate investment trusts ("REITs"), (v) depositary receipts (including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs")), which are certificates typically issued by a bank or trust company that represent ownership interests in securities of non-U.S. companies, and (vi) derivative instruments and exchange-traded funds ("ETFs") with economic characteristics similar to equity securities. The Fund considers small-capitalization companies to be those with market capitalizations within the range of the market capitalizations of companies in the MSCI World ex USA Small Cap Index at the time of purchase. While the market capitalization range of the MSCI World ex USA Small Cap Index changes throughout the year, as of August 31, 2016, the market capitalization range of the index was between $17.39 million and $7.6 billion.

Under normal circumstances, the Fund invests in at least three countries, and invests at least 40% of its total assets in securities of non-U.S. companies. The Fund considers a company to be a non-U.S. company if: (i) at least 50% of the company's assets are located outside of the U.S.; (ii) at least 50% of the company's revenue or operating income is generated outside of the U.S.; or (iii) the company maintains its principal place of business outside of the U.S.

The Fund may utilize swaps to seek to replicate equity exposure in certain foreign markets where direct investment is either impossible or difficult due to local investment restrictions, and may utilize other derivatives, principally forward foreign currency exchange contracts, to seek to hedge (i.e. offset) currency risk.

In selecting investments for the Fund, the Adviser integrates a systematic, quantitative screening process with traditional research and active risk management. The Adviser first uses a proprietary model that incorporates valuation, growth, sentiment and quality factors to narrow the universe of investable stocks, and then conducts fundamental analyses of any potential buys before they are added to the Fund's portfolio. While the Adviser's investment process is primarily driven by "bottom-up" stock selection, which focuses on an analysis of individual companies, the Adviser may also take "top-down" macroeconomic conditions into consideration in constructing the Fund's portfolio. The Fund's sector, country and regional exposures, however, are generally kept within 5% of those of its benchmark index. The Adviser identifies potential sells using the same systematic model it uses to identify potential purchases, and reviews the sells prior to trading. In addition, the Adviser may sell stocks based on information that the Adviser determines is not adequately reflected in its systematic model.

Risk [Heading]	PRINCIPAL RISKS
Risk Narrative [Text Block]

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL-CAPITALIZATION COMPANY RISK -- The small-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

PREFERRED STOCKS RISK -- Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company's assets in the event of a liquidation are generally subordinate to the rights associated with a company's debt securities.

CONVERTIBLE SECURITIES RISK -- The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

REITS RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the "SEC") and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

FOREIGN CURRENCY RISK -- As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

DERIVATIVES RISK -- The Fund's use of forward contracts and swaps for all purposes, including speculative purposes, is subject to market risk, leverage risk, correlation risk, credit risk, valuation risk and liquidity risk. In addition, the Fund's use of derivatives for hedging purposes is subject to hedging risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Liquidity risk is described below. Hedging risk is the risk that derivative instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

ETFS RISK -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which an index ETF is based or the other holdings of an active or index ETF, and the value of the Fund's investment will fluctuate in response to the performance of the underlying index or holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses.

LIQUIDITY RISK -- Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance.

LARGE PURCHASE AND REDEMPTION RISK -- Large purchases or redemptions of the Fund's shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund's portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund's performance and have adverse tax consequences for Fund shareholders.

MANAGEMENT/SYSTEMATIC OR QUANTITATIVE PROCESS RISK -- The value of the Fund may decline if the Adviser's judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect. Because the Adviser relies, in part, on a systematic, quantitative screening process in selecting securities for the Fund, the Fund is subject to the additional risk that the Adviser's judgments regarding the investment criteria underlying the screening process may prove to be incorrect.

NEW FUND RISK -- Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available on the Fund's website at www.funds.sgadvisors.com or by calling 866-778-6397.